Intangible Asset	12 Months Ended
Jun. 30, 2023
Intangible assets [Abstract]
INTANGIBLE ASSET
10.	INTANGIBLE ASSET

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
30 June 2023

Cost
As at 1 July	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	47,799	47,799
Disposal	-	-	(47,799)	(47,799)
As at 30 June	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at 1 July	(3,451,997)	(27,426,567)	-	(30,878,564)
Charge for the year	(3,186,460)	(19,236,688)	-	(22,423,148)
As at 30 June	(6,638,457)	(46,663,255)	-	(53,301,712)
Net carrying amount
As at 30 June 2023	25,226,137	61,520,182	29,884,537	116,630,856

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
30 June 2022

Cost
As at 1 July	31,864,594	30,183,437	22,150,110	84,198,141
Additions	-	78,000,000	7,734,427	85,734,427
As at 30 June	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated Amortisation
As at 1 July	(265,539)	(15,189,879)	-	(15,455,418)
Charge for the year	(3,186,458)	(12,236,688)	-	(15,423,146)
As at 30 June	(3,451,997)	(27,426,567)	-	(30,878,564)
Net carrying amount
As at 30 June 2022	28,412,597	80,756,870	29,884,537	139,054,004

Supply/Service Agreements

Supply Agreement, Service Agreement and the Reseller and Drone Service Agreement (“Supply/Service Agreements”) recognized in a business combination is a contract-based intangible asset at the acquisition date and is initially measure at cost. After initial recognition, Supply/Service Agreement is measured at cost less accumulated amortisation and accumulated impairment losses.

For the purpose of initial cost recognition, The Group had appointed Independent Valuer (“the Valuer”) to value Supply/Service Agreement based on Discounted Cash Flow Valuation Model (“DCF valuation model”), where the Valuer has adopted the mid-point cost of equity (“Ke”) as the discount rate for future cash flows on 3 June 2022.

The initial cost recognition was taken the following basis into consideration:

●	the expected cash flows received by Digital Agrophonic Sdn Bhd (“DASB”) derived from the execution of the Supply/Service Agreements, whereby DASB is authorised to sell, promote, market the products and drone services to customers net present value of such cash flows. Subsequent to the execution of the Reseller and Drone Service Agreement, DASB has signed the Supply Agreement and Service Agreement for:-

(i)

provision of all-in-one drone services to streamline workflows on farms and plantation which includes but not limited to spraying pest protection solution for a variety of crops for a period of ten (10) years; and

(ii)	purchase of Multi-Rotor Agricultural unmanned aeril vehicles (“UAV”) manufactured and marketed under the trademark of Guangzhou Xaircraft Technology Co. Ltd (“GXT”) for a period of ten (10) years and Multi-Rotor Agricultural UAVs from others suppliers from other countries.

●	the potential future economic benefits expected to derived from the Reseller and Drone Services Agreement for the next ten (10) years period with an option to renew for another five (5) years; and

●	rationale and prospects of the Subscription.

The calculation initial cost of Supply/Service Agreement are most sensitive the following assumptions:

(i)	Revenue and income pursuant to the Reseller and Drone Service Agreement, the Supply Agreement, and the Service Agreement for the period from ten (10) years, which is derived from 2 main sources as follows:

●	Sale of Products – Multi-Rotor Agricultural UAVs

●	Drone Services – Services of providing all-in-one drone services to streamline workflows on farms and plantations which includes but not limited to spraying pest protection solution for a variety of crops.

The selling price per unit of the products are approximately RM 5,800 per unit, inflated by 5% per annum for every 3-year intervals. Approximately 272 units is expected to be sold within these ten (10) years.

Drone Services provided will be charged at a rate of approximately RM 342,800 per month and shall be inflated by 5% per annum for every 3-years intervals. Approximately 608 times of the services is expected to be provided within these ten (10) years.

The calculation initial cost of Supply/Service Agreement are most sensitive the following assumptions:

(ii)	There will be no unusual events or transactions that will materially affect the operations or results of DASB.

(iii)	There will be no legal proceedings against DASB which will adversely affect the activities or performance of DASB or give rise to any contingent liabilities., which will materially affect the position or business of DASB.

(iv)	There will be no adverse effects from weather conditions, industrial accidents or other similar occurrence, climatic diseases, wars, terrorist attacks, and other natural risks, both domestically and internationally, that may affect the operations, income and expenditure of DASB.

(v)	DASB meets all the regulations and standards prescribed by the authorities.

(vi)	There will be not any substantial impairment to the carrying value of DASB’s non-current assets.

(vii)	Pre-tax discount rate of 11.79% (30.06.2022: 11.79%) per annum has been be applied in the determining the initial cost recognition.

Computer system

Computer system comprise of source codes recognized in a business combination at the acquisition date and source codes purchased from third parties, which were held for use in the production or supply of goods or services to customers. The source codes are initially measure at cost. After initial recognition, source codes are measured at cost less accumulated amortisation and accumulated impairment losses.

Amortisation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are 20%.

Goodwill

Goodwill recognised in a business combination is an asset at the acquisition date and is initially measured at cost. After initial recognition, goodwill is measured at cost less accumulated impairment losses.

For the purpose of impairment testing, goodwill is allocated to the Group’s CGUs which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes.

The recoverable amounts of the CGUs have been determined based on value in use (“VIU”) calculations. The VIU is calculated using the pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. VIU was determined by discounting the future cash flow generated from the business operation of the CGUs.

The calculations of VIU for the CGUs are most sensitive to the following assumptions:

(i)	Revenue growth rates

The forecasted growth rates are determined based on past performance of the CGUs.

(ii)	Expenses growth rate

Expenses are projected at annual increase of approximately 3.0% (30.06.2022: nil) per annum.

(iii)	Pre-tax discount rates

Pre-tax discount rate of 4.09% (30.06.2022: 4.09%) per annum has been applied in determining the recoverable amount of the CGUs.

(iv)	Profit margin

Profit margins are projected based on the historical profit margin achieved or predetermined profit margin for the CGUs.

With regards to the assessment of the value-in-use of the CGU relating to goodwill, no impairment loss was recognised for the intangible assets on consolidation for current financial year as its recoverable value was in excess of its carrying values.